CVC - CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2015 USD ($)
Current Assets:
Goodwill	$ 2,040,402
Stockholders' Equity:
Total stockholders' equity	2,108,080
Cablevision Systems Corporation And Subsidiaries
Current Assets:
Cash and cash equivalents	1,003,279
Restricted cash	1,600
Accounts receivable, trade (less allowance for doubtful accounts of $13,420 and $11,677)	266,383
Prepaid expenses and other current assets (including a prepayment to an affiliate of $19,563 in 2017) (See Note 14)	123,242
Amounts due from affiliates	767
Deferred tax asset	14,596
Investment securities pledged as collateral	455,386
Derivative contracts	10,333
Total current assets	1,875,586
Property, plant and equipment, net of accumulated depreciation of $2,599,579 and $1,039,297	3,017,015
Investment in affiliates	0
Investment securities pledged as collateral	756,596
Derivative contracts	72,075
Other assets (including a prepayment to an affiliate of $6,539 in 2017) (See Note 14)	32,920
Amortizable intangible assets, net of accumulated amortization	36,951
Trademarks and other indefinite-lived intangible assets	7,250
Goodwill	262,345
Deferred financing costs, net of accumulated amortization of $8,150	7,588
Total assets	6,800,174
Current Liabilities:
Accounts payable	453,653
Accrued liabilities:
Interest	119,005
Employee related costs	344,091
Other accrued expenses	169,899
Amounts due to affiliates	29,729
Deferred revenue	55,545
Liabilities under derivative contracts	2,706
Credit facility debt	562,898
Collateralized indebtedness	416,621
Senior notes and debentures	0
Capital lease obligations	20,350
Notes payable	13,267
Total current liabilities	2,187,764
Long-term defined benefit plan obligations	99,228
Other liabilities	165,768
Deferred tax liability	704,835
Credit facility debt	1,951,556
Collateralized indebtedness	774,703
Senior guaranteed notes	0
Senior notes and debentures	5,801,011
Capital lease obligations	25,616
Notes payable	1,277
Total liabilities	11,711,758
Commitments and contingencies
Stockholders' Equity:
Preferred Stock, $.01 par value, 50,000,000 shares authorized, none issued	0
Paid-in capital	792,351
Retained earnings (accumulated deficit)	(4,059,411)
Total stockholders' equity before accumulated other comprehensive Income and non-controlling interest	(3,263,477)
Treasury stock, at cost (81,624,493 CNYG Class A common shares)	(1,610,167)
Accumulated other comprehensive income (loss)	(37,672)
Total stockholders' equity	(4,911,316)
Noncontrolling interest	(268)
Total stockholders' equity	(4,911,584)
Total liabilities and stockholders' equity	6,800,174
Cablevision Systems Corporation And Subsidiaries | CNYG Class A Common Stock
Stockholders' Equity:
Common Stock	3,042
Cablevision Systems Corporation And Subsidiaries | CNYG Class B Common Stock
Stockholders' Equity:
Common Stock	541
Cablevision Systems Corporation And Subsidiaries | RMG Class A Common Stock
Stockholders' Equity:
Common Stock	0
Cablevision Systems Corporation And Subsidiaries | RMG Class B Common Stock
Stockholders' Equity:
Common Stock	0
Cablevision Systems Corporation And Subsidiaries | Customer relationships
Current Assets:
Amortizable intangible assets, net of accumulated amortization	11,636
Cablevision Systems Corporation And Subsidiaries | Amortizable intangible assets
Current Assets:
Amortizable intangible assets, net of accumulated amortization	25,315
Cable television franchises | Cablevision Systems Corporation And Subsidiaries
Current Assets:
Indefinite-lived cable television franchises	$ 731,848